Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 01, 2015
Accounting Policies [Abstract]
Estimated Useful Lives of Assets

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives, which are as follows:

ESTIMATED DEPRECIABLE LIVES (IN YEARS)
Buildings and building improvements	Shorter of 40 or expected ground lease term
Leasehold improvements	Shorter of 20 or expected lease term
Furniture, fixtures and equipment	3-10
Games	5-20

Deferred Financing Costs Relating to Other Assets

The following table details amounts relating to those assets:

	FISCAL YEAR ENDED FEBRUARY 1, 2015	FISCAL YEAR ENDED FEBRUARY 2, 2014	FISCAL YEAR ENDED FEBRUARY 3, 2013
Balance at beginning of period	$7,954	$10,076	$12,735
New debt issuance payments	8,212	—	—
Write off of unamortized debt issuance cost—refinancing	(6,559)	—	—
Additional deferred financing costs	—	726	—
Write off of unamortized debt issuance cost—early prepayment	(1,347)	—	—
Amortization during period	(2,074)	(2,848)	(2,659)

Balance at end of period	$6,186	$7,954	$10,076

Significant Assumptions Used in Determining Underlying Fair Value of Weighted-Average Options Granted

The significant assumptions used in determining the underlying fair value of the weighted-average options granted in fiscal 2014, 2013 and 2012 were as follows:

	2014 STOCK INCENTIVE PLAN	2010 STOCK INCENTIVE PLAN
	FISCAL 2014	FISCAL 2013		FISCAL 2012
	SERVICE BASED	SERVICE BASED	PERFORMANCE BASED	SERVICE BASED	PERFORMANCE BASED
Volatility	51.3%	48.2%	47.0%	44.7%	50.0%
Risk free interest rate	1.96%	1.15%	1.06%	0.78%	0.33%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term—in years	6.8	6.5	6.5	4.9	3.0
Weighted average calculated value	$8.45	$4.72	$4.16	$2.43	$2.25